UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22951

FundX Investment Trust

(Exact name of registrant as specified in charter)

101 Montgomery Street, Suite 2400

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

Jeff Smith

101 Montgomery Street, Suite 2400

San Francisco, CA 94101

(Name and address of agent for service)

(415) 248-8371

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

FundX ETF
XCOR (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FundX ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX ETF	$49	1.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$152,540,035
Number of Holdings	11
Portfolio Turnover	27%
30-Day SEC Yield	-0.18%
30-Day SEC Yield Unsubsidized	-0.18%
Visit https://fundxetfs.com/fundx-fundx-etf-xcor for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Holdings	(%)
iShares Russell Top 200 Growth ETF	12.1%
Vanguard Growth ETF	12.0%
iShares Russell 1000 Growth ETF	11.8%
Invesco S&P 500r Top 50 ETF	11.7%
Vanguard Russell 1000 Growth ETF	11.6%
Invesco S&P 500 Momentum ETF	11.4%
Vanguard Mega Cap Growth ETF	10.7%
First Trust Morningstar Dividend Leaders Index Fund	9.6%
iShares MSCI EAFE Value ETF	4.8%
Vanguard S&P 500 Growth ETF	3.9%

Portfolio Allocation	(%)
Core Funds	99.5%
Cash & Other	0.5%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
FundX ETF	PAGE 1	TSR-SAR-360876809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX ETF	PAGE 2	TSR-SAR-360876809

FundX Aggressive ETF
XNAV (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FundX Aggressive ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Aggressive ETF	$49	1.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$26,520,055
Number of Holdings	17
Portfolio Turnover	61%
30-Day SEC Yield	-0.18%
30-Day SEC Yield Unsubsidized	-0.18%
[EMPTY]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Holdings	(%)
iShares Russell Top 200 Growth ETF	10.0%
Vanguard Growth ETF	9.8%
Vanguard Mega Cap Growth ETF	9.8%
Schwab U.S. Large-Cap Growth ETF	8.9%
Invesco KBW Bank ETF	8.2%
iShares Expanded Tech Sector ETF	8.1%
Invesco QQQ Trust Series 1	6.4%
iShares China Large-Cap ETF	5.3%
iShares U.S. Broker-Dealers & Securities Exchanges ETF	5.1%
SPDR Gold Trust	4.6%

Portfolio Allocation	(%)
Core Funds	42.8%
Sector Funds	35.5%
Aggressive Funds	21.2%
Cash & Other	0.5%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
FundX Aggressive ETF	PAGE 1	TSR-SAR-360876882

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Aggressive ETF	PAGE 2	TSR-SAR-360876882

FundX Conservative ETF
XRLX (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FundX Conservative ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Conservative ETF	$49	1.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$51,113,646
Number of Holdings	19
Portfolio Turnover	29%
30-Day SEC Yield	2.54%
30-Day SEC Yield Unsubsidized	2.54%
Visit  https://fundxetfs.com/fundx-fundx-conservative-etf-xrlx for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Holdings	(%)
Invesco S&P 500 Momentum ETF	7.6%
Vanguard Growth ETF	7.1%
iShares Russell Top 200 Growth ETF	7.1%
Vanguard Mega Cap Growth ETF	7.0%
Invesco S&P 500 Top 50 ETF	6.5%
iShares Russell 1000 Growth ETF	6.5%
Vanguard Russell 1000 Growth ETF	6.0%
iShares Core 60/40 Balanced Allocation ETF	5.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	5.3%
Global X S&P 500 Covered Call ETF	5.2%

Portfolio Allocation	(%)
Core Funds	50.8%
Bond Funds	34.7%
Total Return Funds	14.1%
Cash & Other	0.4%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
FundX Conservative ETF	PAGE 1	TSR-SAR-360876874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Conservative ETF	PAGE 2	TSR-SAR-360876874

FundX Flexible ETF
XFLX (Principal U.S. Listing Exchange: NYSE Arca)
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FundX Flexible ETF for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://fundxetfs.com/how-invest. You can also request this information by contacting us at 1-800-323-1510.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
FundX Flexible ETF	$35	0.70%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$55,568,521
Number of Holdings	11
Portfolio Turnover	43%
30-Day SEC Yield	6.17%
30-Day SEC Yield Unsubsidized	6.17%
Visit https://fundxetfs.com/fundx-fundx-flexible-etf-xflx  for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2025)

Top 10 Holdings	(%)
SPDR Portfolio High Yield Bond ETF	12.4%
SPDR Bloomberg High Yield Bond ETF	11.6%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	10.8%
iShares Core 60/40 Balanced Allocation ETF	10.5%
First Trust Senior Loan ETF	10.0%
Janus Henderson B-BBB CLO ETF	10.0%
Global X S&P 500 Covered Call ETF	10.0%
iShares Broad USD Investment Grade Corporate Bond ETF	8.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	8.2%
First Trust BuyWrite Income ETF	7.2%

Portfolio Allocation	(%)
High Yield Bond Funds	34.8%
Total Return Funds	27.7%
Floating Rate Bond Funds	20.1%
Intermediate Term Bond Funds	16.4%
Cash & Other	1.0%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://fundxetfs.com/how-invest.
FundX Flexible ETF	PAGE 1	TSR-SAR-360876866

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your FundX ETFs documents not be householded, please contact FundX ETFs at 1-800-323-1510, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by FundX ETFs or your financial intermediary.
FundX Flexible ETF	PAGE 2	TSR-SAR-360876866

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

FundX Investment Trust
FundX Aggressive ETF
FundX Conservative ETF
FundX ETF
FundX Flexible ETF
Core Financial Statements
March 31, 2025

FundX Aggressive ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Aggressive Funds - 21.2%
Invesco QQQ Trust Series 1	3,613	$1,694,208
iShares Currency Hedged MSCI Eurozone ETF	24,500	954,765
iShares Russell Midcap Growth Index Fund	9,000	1,057,410
Pacer US Large Cap Cash Cows Growth Leaders ETF	31,000	954,490
SPDR Euro Stoxx 50 ETF	17,500	952,175
		5,613,048
Core Funds - 42.8%
Invesco S&P 500 Momentum ETF	12,300	1,138,119
iShares Russell Top 200 Growth ETF	12,513	2,639,492
Schwab U.S. Large-Cap Growth ETF	94,064	2,355,363
Vanguard Growth ETF	7,037	2,609,460
Vanguard Mega Cap Growth ETF	8,411	2,597,990
		11,340,424
Sector Funds - 35.5%
Invesco KBW Bank ETF	34,681	2,176,926
iShares China Large-Cap ETF	39,300	1,408,512
iShares Expanded Tech Sector ETF	23,710	2,149,786
iShares MSCI Germany ETF	30,000	1,112,400
iShares U.S. Broker-Dealers & Securities Exchanges ETF	9,700	1,359,067
SPDR Gold Trust(a)	4,200	1,210,188
		9,416,879
TOTAL INVESTMENT COMPANIES (Cost $22,856,331)		26,370,351
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Investments Money Market Government Portfolio - Class Institutional, 4.23%(b)	169,776	169,776
TOTAL SHORT-TERM INVESTMENTS (Cost $169,776)		169,776
TOTAL INVESTMENTS - 100.1% (Cost $23,026,107)		26,540,127
Liabilities in Excess of Other Assets - (0.1)%		(20,072)
TOTAL NET ASSETS - 100.0%		$26,520,055

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

FundX Conservative ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Bond Funds - 34.7%
First Trust Senior Loan ETF	54,186	$2,473,591
iShares 5-10 Year Investment Grade Corporate Bond ETF	51,650	2,712,658
iShares Broad USD Investment Grade Corporate Bond ETF	45,210	2,309,327
Janus Henderson B-BBB CLO ETF	51,079	2,486,015
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	27,989	2,621,450
SPDR Bloomberg High Yield Bond ETF	26,850	2,558,805
SPDR Portfolio High Yield Bond ETF	109,791	2,571,305
		17,733,151
Core Funds - 50.8%
Invesco S&P 500 Momentum ETF	42,026	3,888,666
Invesco S&P 500 Top 50 ETF	72,744	3,347,679
iShares MSCI EAFE Value ETF	24,700	1,455,818
iShares Russell 1000 Growth ETF	9,255	3,341,888
iShares Russell Top 200 Growth ETF	17,204	3,629,012
Vanguard Growth ETF	9,795	3,632,182
Vanguard Mega Cap Growth ETF	11,606	3,584,861
Vanguard Russell 1000 Growth ETF	32,911	3,053,811
		25,933,917
Total Return Funds - 14.1%
First Trust BuyWrite Income ETF	83,551	1,826,425
Global X S&P 500 Covered Call ETF	66,972	2,644,724
iShares Core 60/40 Balanced Allocation ETF	47,848	2,754,610
		7,225,759
TOTAL INVESTMENT COMPANIES (Cost $45,314,167)		50,892,827
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
Fidelity Investments Money Market Government Portfolio - Class Institutional, 4.23%(a)	265,594	265,594
TOTAL SHORT-TERM INVESTMENTS (Cost $265,594)		265,594
TOTAL INVESTMENTS - 100.1% (Cost $45,579,761)		51,158,421
Liabilities in Excess of Other Assets - (0.1)%		(44,775)
TOTAL NET ASSETS - 100.0%		$51,113,646

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

FundX ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Core Funds - 99.5%
First Trust Morningstar Dividend Leaders Index Fund	337,055	$14,641,669
Invesco S&P 500 Momentum ETF	188,461	17,438,296
Invesco S&P 500r Top 50 ETF	387,046	17,811,857
iShares MSCI EAFE Value ETF	125,400	7,391,076
iShares Russell 1000 Growth ETF	49,740	17,960,616
iShares Russell Top 200 Growth ETF	87,440	18,444,594
Vanguard Growth ETF	49,251	18,263,256
Vanguard Mega Cap Growth ETF	52,664	16,266,856
Vanguard Russell 1000 Growth ETF	189,978	17,628,059
Vanguard S&P 500 Growth ETF	17,890	5,983,847
		151,830,126
TOTAL INVESTMENT COMPANIES (Cost $121,288,530)		151,830,126
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Fidelity Investments Money Market Government Portfolio - Class Institutional, 4.23%(a)	842,020	842,020
TOTAL SHORT-TERM INVESTMENTS (Cost $842,020)		842,020
TOTAL INVESTMENTS - 100.1% (Cost $122,130,550)		152,672,146
Liabilities in Excess of Other Assets - (0.1)%		(132,111)
TOTAL NET ASSETS - 100.0%		$152,540,035

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

FundX Flexible ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
Floating Rate Bond Funds - 20.1%
First Trust Senior Loan ETF	122,165	$5,576,832
Janus Henderson B-BBB CLO ETF	114,242	5,560,158
		11,136,990
High Yield Bond Funds - 34.8%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	64,125	6,005,948
SPDR Bloomberg High Yield Bond ETF	67,520	6,434,656
SPDR Portfolio High Yield Bond ETF	294,308	6,892,693
		19,333,297
Intermediate Term Bond Funds - 16.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	86,859	4,561,835
iShares Broad USD Investment Grade Corporate Bond ETF	89,527	4,573,039
		9,134,874
Total Return Funds - 27.7%
First Trust BuyWrite Income ETF	183,480	4,010,873
Global X S&P 500 Covered Call ETF	140,757	5,558,494
iShares Core 60/40 Balanced Allocation ETF	101,059	5,817,966
		15,387,333
TOTAL INVESTMENT COMPANIES (Cost $54,738,338)		54,992,494
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Fidelity Investments Money Market Government Portfolio - Class Institutional, 4.23%(a)	608,966	608,966
TOTAL SHORT-TERM INVESTMENTS (Cost $608,966)		608,966
TOTAL INVESTMENTS - 100.1% (Cost $55,347,304)		55,601,460
Liabilities in Excess of Other Assets - (0.1)%		(32,939)
TOTAL NET ASSETS - 100.0%		$55,568,521

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

FUNDX INVESTMENT TRUST
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF	FundX Flexible ETF
ASSETS:
Investments, at value	$26,540,127	$51,158,421	$152,672,146	$55,601,460
Dividends receivable	2,586	—	—	—
Interest receivable	298	600	1,936	1,734
Prepaid expenses and other assets	231	—	320	—
Total assets	26,543,242	51,159,021	152,674,402	55,603,194
LIABILITIES:
Payable to adviser	23,187	45,375	134,367	34,673
Total liabilities	23,187	45,375	134,367	34,673
NET ASSETS	$26,520,055	$51,113,646	$152,540,035	$55,568,521
Net Assets Consists of:
Paid-in capital	$24,832,749	$48,479,822	$133,977,308	$66,980,192
Total distributable earnings/(accumulated losses)	1,687,306	2,633,824	18,562,727	(11,411,671)
Total net assets	$26,520,055	$51,113,646	$152,540,035	$55,568,521
Net assets	$26,520,055	$51,113,646	$152,540,035	$55,568,521
Shares issued and outstanding(a)	408,977	1,230,823	2,332,140	2,324,059
Net asset value per share	$64.84	$41.53	$65.41	$23.91
Cost:
Investments, at cost	$23,026,107	$45,579,761	$122,130,550	$55,347,304

(a) Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

FUNDX INVESTMENT TRUST
Statements of Operations
For the Six-Months Ended March 31, 2025 (Unaudited)

	FundX Aggressive ETF	FundX Conservative ETF	FundX ETF	FundX Flexible ETF
INVESTMENT INCOME:
Dividend income	$96,514	$918,684	$549,008	$2,063,828
Interest income	2,331	6,555	10,847	14,053
Total investment income	98,845	925,239	559,855	2,077,881
EXPENSES:
Investment advisory fee	148,054	282,750	854,609	215,667
Total expenses	148,054	282,750	854,609	215,667
Net investment income/(loss)	(49,209)	642,489	(294,754)	1,862,214
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	250,871	438,077	(1,092,105)	(788,328)
In-kind redemptions	1,541,594	1,923,372	7,859,164	162,902
Net realized gain (loss)	1,792,465	2,361,449	6,767,059	(625,426)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,158,657)	(4,617,198)	(12,537,159)	(2,409,630)
Net change in unrealized appreciation (depreciation)	(3,158,657)	(4,617,198)	(12,537,159)	(2,409,630)
Net realized and unrealized gain (loss)	(1,366,192)	(2,255,749)	(5,770,100)	(3,035,056)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,415,401)	$(1,613,260)	$(6,064,854)	$(1,172,842)

The accompanying notes are an integral part of these financial statements.

6

FUNDX INVESTMENT TRUST
Statements of Changes in Net Assets

	FundX Aggressive ETF		FundX Conservative ETF
	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$(49,209)	$25,541	$642,489	$1,071,442
Net realized gain (loss)	1,792,465	1,414,088	2,361,449	1,465,514
Net change in unrealized appreciation (depreciation)	(3,158,657)	5,684,656	(4,617,198)	9,968,948
Net increase (decrease) in net assets from operations	(1,415,401)	7,124,285	(1,613,260)	12,505,904
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(25,541)	(283,737)	(928,977)	(921,701)
Total distributions to shareholders	(25,541)	(283,737)	(928,977)	(921,701)
CAPITAL TRANSACTIONS:
Subscriptions	3,733,000	5,173,630	4,718,410	200
Redemptions	(5,150,824)	(5,855,246)	(8,102,089)	(12,170,860)
Net increase (decrease) in net assets from capital transactions	(1,417,824)	(681,616)	(3,383,679)	(12,170,660)
Net increase (decrease) in net assets	(2,858,766)	6,158,932	(5,925,916)	(586,457)
NET ASSETS:
Beginning of the period	29,378,821	23,219,889	57,039,562	57,626,019
End of the period	$26,520,055	$29,378,821	$51,113,646	$57,039,562
SHARES TRANSACTIONS
Subscriptions	50,000	80,000	110,000	6
Redemptions	(70,000)	(100,000)	(190,000)	(312,799)
Total increase (decrease) in shares outstanding	(20,000)	(20,000)	(80,000)	(312,793)

The accompanying notes are an integral part of these financial statements.

7

FUNDX INVESTMENT TRUST
Statements of Changes in Net Assets

	FundX ETF		FundX Flexible ETF
	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$(294,754)	$(341,680)	$1,862,214	$2,721,285
Net realized gain (loss)	6,767,059	11,610,056	(625,426)	(541,717)
Net change in unrealized appreciation (depreciation)	(12,537,159)	37,504,332	(2,409,630)	3,678,916
Net increase (decrease) in net assets from operations	(6,064,854)	48,772,708	(1,172,842)	5,858,484
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,344,839)	(2,686,733)	(2,315,737)
Total distributions to shareholders	—	(1,344,839)	(2,686,733)	(2,315,737)
CAPITAL TRANSACTIONS:
Subscriptions	14,983,518	27,679,162	4,396,366	7,461,462
Redemptions	(23,714,331)	(42,591,661)	(8,772,435)	(6,115,726)
Net increase (decrease) in net assets from capital transactions	(8,730,813)	(14,912,499)	(4,376,069)	1,345,736
Net increase (decrease) in net assets	(14,795,667)	32,515,370	(8,235,644)	4,888,483
NET ASSETS:
Beginning of the period	167,335,702	134,820,332	63,804,165	58,915,682
End of the period	$152,540,035	$167,335,702	$55,568,521	$63,804,165
SHARES TRANSACTIONS
Subscriptions	220,000	440,000	180,000	310,008
Redemptions	(350,000)	(710,000)	(360,000)	(252,944)
Total increase (decrease) in shares outstanding	(130,000)	(270,000)	(180,000)	57,064

The accompanying notes are an integral part of these financial statements.

8

FundX Aggressive ETF
Financial Highlights

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$68.49	$51.72	$45.65	$75.45	$68.77	$59.06
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	(0.12)	(0.07)	0.16	0.42	(0.26)	(0.31)
Net realized and unrealized gain (loss) on investments(c)	(3.47)	17.53	6.64	(9.45)	7.99	12.24
Total from investment operations	(3.59)	17.46	6.80	(9.03)	7.73	11.93
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.69)	(0.73)	—	—	—
Net realized gains	—	—	—	(20.77)	(1.05)	(2.22)
Total distributions	(0.06)	(0.69)	(0.73)	(20.77)	(1.05)	(2.22)
Redemption fee per share	0.00(d)	—	—	—	—	—
Net asset value, end of period	$64.84	$68.49	$51.72	$45.65	$75.45	$68.77
Total return(e)	−5.23%	34.03%	14.95%	−18.55%	11.22%	20.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,520	$29,379	$23,220	$24,719	$36,523	$35,103
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.00%	1.00%	1.06%	1.48%	1.40%	1.48%
After expense reimbursement/recoupment(f)	1.00%	1.00%	1.01%	1.35%	1.35%	1.35%
Ratio of interest and credit expenses to average net assets(f)	—%	—%	—%	0.00%(g)	0.00%(g)	0.00%(g)
Ratio of operational expenses to average net assets excluding interest and credit expenses(f)	1.00%	1.00%	1.01%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets(f)	(0.33)%	(0.11)%	1.12%	0.68%	(0.35)%	(0.52)%
Portfolio turnover rate(e)(h)	61%	74%	184%	223%	184%	159%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

9

FundX Conservative ETF
Financial Highlights

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$43.51	$35.49	$35.02	$47.79	$41.43	$40.43
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	0.50	0.75	0.97	0.33	(0.06)	0.19
Net realized and unrealized gain (loss) on investments(c)	(1.75)	7.91	0.42	(5.09)	6.60	2.20
Total from investment operations	(1.25)	8.66	1.39	(4.76)	6.54	2.39
LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)	(0.64)	(0.92)	(0.68)	(0.18)	(0.46)
Net realized gains	—	—	—	(7.33)	—	(0.93)
Total distributions	(0.73)	(0.64)	(0.92)	(8.01)	(0.18)	(1.39)
Redemption fee per share	0.00(d)	—	—	—	—	—
Net asset value, end of period	$41.53	$43.51	$35.49	$35.02	$47.79	$41.43
Total return(e)	−2.99%	24.66%	3.98%	−12.60%	15.83%	5.99%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,114	$57,040	$57,626	$67,820	$89,627	$83,411
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.00%	1.04%	1.49%	1.35%	1.31%	1.33%
After expense reimbursement/recoupment(f)	1.00%	1.01%	1.35%	1.35%	1.31%	1.35%
Ratio of interest and credit expenses to average net assets(f)	—%	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)
Ratio of operational expenses to average net assets excluding interest and credit expenses(f)	1.00%	1.01%	1.35%	1.35%	1.31%	1.35%
Ratio of net investment income (loss) to average net assets(f)	2.27%	1.88%	2.67%	0.76%	(0.16)%	0.46%
Portfolio turnover rate(e)(h)	29%	—%	219%	144%	84%	172%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

FundX ETF
Financial Highlights

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$67.96	$49.35	$45.31	$79.01	$66.33	$61.22
INVESTMENT OPERATIONS:
Net investment income (loss)(a)(b)	(0.12)	(0.13)	0.46	0.28	(0.58)	(0.28)
Net realized and unrealized gain (loss) on investments(c)	(2.43)	19.27	4.81	(12.35)	13.57	10.53
Total from investment operations	(2.55)	19.14	5.27	(12.07)	12.99	10.25
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.53)	(1.23)	—	—	—
Net realized gains	—	—	—	(21.63)	(0.31)	(5.14)
Total distributions	—	(0.53)	(1.23)	(21.63)	(0.31)	(5.14)
Redemption fee per share	0.00(d)	—	—	—	—	—
Net asset value, end of period	$65.41	$67.96	$49.35	$45.31	$79.01	$66.33
Total return(e)	−3.76%	39.03%	11.62%	−22.46%	19.61%	17.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$152,540	$167,336	$134,820	$140,362	$232,170	$211,000
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	1.00%	1.00%	1.02%	1.30%	1.26%	1.29%
After expense reimbursement/recoupment(f)	1.00%	1.00%	1.01%	1.30%	1.26%	1.29%
Ratio of interest and credit expenses to average net assets(f)	—%	—%	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)
Ratio of operational expenses to average net assets excluding interest and credit expenses(f)	1.00%	1.00%	1.01%	1.30%	1.26%	1.29%
Ratio of net investment income (loss) to average net assets(f)	(0.34)%	(0.23)%	0.93%	0.44%	(0.77)%	(0.50)%
Portfolio turnover rate(e)(h)	27%	34%	184%	185%	104%	175%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

11

FundX Flexible ETF
Financial Highlights

	Six-Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.48	$24.08	$24.93	$28.60	$26.92	$28.13
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.74	1.10	0.71	0.68	0.60	0.49
Net realized and unrealized gain (loss) on investments(c)	(1.22)	1.28	(0.41)	(3.71)	1.70	(1.12)
Total from investment operations	(0.48)	2.38	0.30	(3.03)	2.30	(0.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.09)	(0.98)	(1.15)	(0.64)	(0.62)	(0.58)
Total distributions	(1.09)	(0.98)	(1.15)	(0.64)	(0.62)	(0.58)
Redemption fee per share	0.00(d)	—	—	—	—	—
Net asset value, end of period	$23.91	$25.48	$24.08	$24.93	$28.60	$26.92
Total return(e)	−1.89%	10.10%	1.18%	−10.85%	8.63%	−2.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,569	$63,804	$58,916	$67,383	$90,128	$85,294
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.70%	0.74%	1.18%	1.03%	1.00%	1.01%
After expense reimbursement/recoupment(f)	0.70%	0.70%	0.99%	0.99%	0.99%	0.99%
Ratio of interest and credit expenses to average net assets(f)	—%	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)
Ratio of operational expenses to average net assets excluding interest and credit expenses(f)	0.70%	0.70%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	6.04%	4.50%	2.88%	2.41%	2.11%	1.77%
Portfolio turnover rate(e)(h)	43%	164%	209%	158%	73%	262%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

12

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
FundX Investment Trust (the “Trust”) was organized as a Delaware business trust on March 12, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Funds comprising the Trust consist of FundX ETF (“Upgrader Fund”) (formerly FundX Upgrader Fund), FundX Aggressive ETF (“Aggressive Fund”) (formerly FundX Aggressive Upgrader Fund), FundX Conservative ETF (“Conservative Fund”) (formerly FundX Conservative Upgrader Fund), and FundX Flexible ETF (“Flexible Fund”) (formerly FundX Flexible Income Fund) (each, a “Fund”, and collectively, the “Funds”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Funds were organized to serve as Successor Funds to certain predecessor mutual funds that were previously part of another investment company, Professionally Managed Portfolios, which were advised by the FundX Investment Group, LLC (the “Former Advisor”) and were merged with and into the Successor Funds as part of a reorganization transaction that became effective on August 4, 2014.
The Upgrader Fund commenced operations on November 1, 2001. The Aggressive Fund, Conservative Fund and Flexible Fund commenced operations on July 1, 2002.
The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income. The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility. The investment objective of the Flexible Fund is to generate total return, which is capital appreciation plus current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. Investments in open-end mutual funds are valued at their respective NAVs on the valuation date. Security valuations for the Funds’ investments in investment companies are furnished by an independent pricing service that has been approved by the Funds’ Board of Trustees (the “Board”). All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.
When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations. As of March 31, 2025, the Funds did not hold fair valued securities.

13

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
The Funds may utilize various methods to measure the fair value of some of their investments. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025:
FundX ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$151,830,126	$ —	$ —	$151,830,126
Money Market Funds	842,020	—	—	842,020
Total Investments	$152,672,146	$—	$—	$152,672,146

FundX Aggressive ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$26,370,351	$ —	$ —	$26,370,351
Money Market Funds	169,776	—	—	169,776
Total Investments	$26,540,127	$—	$—	$26,540,127

FundX Conservative ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$50,892,827	$ —	$ —	$50,892,827
Money Market Funds	265,594	—	—	265,594
Total Investments	$51,158,421	$—	$—	$51,158,421

14

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
FundX Flexible ETF

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$54,992,494	$ —	$ —	$54,992,494
Money Market Funds	608,966	—	—	608,966
Total Investments	$55,601,460	$—	$—	$55,601,460

Refer to the Schedules of Investments for further disaggregate of investment categories.
B.
Federal Income Taxes. The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the fiscal year ended March 31, 2025, no fund had any post October losses and any late year losses.
At September 30, 2024, the Funds’ most recent fiscal year end, the following Capital Loss Carryover were available and Capital Loss Carryover Utilized:

	Infinite Short-Term	Infinite Long-Term	Capital Loss Carryover Utilized
Upgrader Fund	$(17,541,387)	$(909,787)	$2,757,176
Aggressive fund	(3,569,970)	—	305,329
Conservative Upgrader	(5,384,347)	—	84,177
Flexible Income Fund	(11,909,981)	—	(662,413)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2022-2025, or expected to be taken in the Funds’ 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and California State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on an identified cost basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

15

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For September 30, 2024, the Funds’ most recent fiscal year end, permanent differences, in book and tax accounting have been reclassified to paid-in capital and distributable earnings for the Funds as follows:

	Upgrader Fund	Aggressive Fund	Conservative Fund	Flexible Fund
Paid-in Capital	$8,511,200	$1,108,759	$1,347,606	$120,805
Distributable Earnings	(8,511,200)	(1,108,759)	(1,347,606)	(120,805)

Reclassifications are primary due to the tax treatment of net operating losses and redemptions in-kind.
I.
Fund of Funds. Each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund. Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds. The acquisition of shares of the Underlying Funds by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as each Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

J.
Share Transactions. Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAVs. The Funds issues and redeems shares on a continuous basis at NAV generally in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, retail investors are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions, substitutes, non-standard orders, or partial cash purchases for Creation Units of up to a maximum of 2% as a percentage of the value of

16

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
the Creation Units subject to the transaction. Variable fees are imposed to compensate each Fund for the transaction costs associated with the transactions. Variable fees received by the Funds, if any, are displayed in the capital share transactions sections of the Statements of Change in Net Assets.
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. One Capital Management, LLC (“One Capital” or the “Adviser”) currently serves as the Funds’ investment adviser. Pursuant to a purchase agreement signed on November 8, 2024, Merchant Wealth Management Holdings 3, LLC became the new majority owner of One Capital effective as of the closing, which occurred on November 8, 2024. This transaction resulted in a change of control of the Adviser and for this reason a meeting of the Board of Trustees (the “Board”) of FundX Investment Trust (the “Trust”), was held on October 25, 2024. At the meeting the Board, including a majority of the trustees who are not interested persons of the Trust (as defined by the 1940 Act), approved a new Investment Advisory agreement between the Trust and One Capital. The Board also approved of an interim Investment Advisory Agreement that will allow One Capital to continue to provide the Funds investment management services while it seeks shareholder approval. There will be no change in the day-to-day management of the Funds’ investment portfolios, and the incumbent leadership of the current investment advisor will not change.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Advisor to furnish all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first
$500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million and 0.80% on net assets of $750 million to $1 billion and 0.70% for assets over $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund. For the Flexible Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.
The Funds pay the Advisor a unitary management fee, whereby the Advisor has agreed to pay all expenses of the Funds, except for (i) brokerage expenses and other fees incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions, (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, (iii) extraordinary expenses, (iv) interest and taxes of any kind or nature, and (v) any fees and expense related to the provision of securities lending services.
For the six-months ended March 31, 2025, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Fund, incurred $134,367, $23,187, $45,375, and $34,673 in investment advisory fees, respectively.
The Advisor has contractually agreed to limit the total operating expenses, excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses, of the Conservative Fund and Flexible Fund for the fiscal period up until reorganization on October 6, 2023, by reducing all or a portion of their fees and reimbursing the Conservative Fund and Flexible Fund expenses so that their ratio of expenses to average net assets would not exceed the following:

Conservative Fund	1.35%
Flexible Fund	0.99%

The Conservative Fund and Flexible Fund must paid their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement was contingent upon the Board’s review and approval prior to the time the reimbursement was initiated. For the period up until reorganizaiton on October 6, 2023, the Advisor waived $17,421 and $21,551 in fees for the Conservative Fund and Flexible Fund, respectively.
U.S. Bancorp Fund Services, LLC, dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant,

17

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Fees paid by the Funds for Administration services for the year ended March 31, 2025 are disclosed in the Statements of Operations.
Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”). The Custodian is an affiliate of the Administrator.
U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the underlying Funds by third parties. Fund Services and the Funds have agreed that Fund Services will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank. For the year ended March 31, 2025, this expense reduction, in aggregate, equaled $5,390 and $4,562 for the Conservative Fund and Flexible Fund, respectively. These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”
NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from the sales of securities, excluding in-kind purchases and sales and short-term investments, for the six months ended March 31, 2025, were as follows:

	Purchases	Sales
Upgrader Fund	$45,491,040	$46,183,486
Aggressive Fund	17,705,124	17,829,750
Conservative Fund	16,383,717	16,695,494
Flexible Fund	26,176,560	27,307,912

For the six months ended March 31, 2025, the cost of in-kind purchases and proceeds from in-kind redemptions were as follows:

	Purchases	Sales
Upgrader Fund	$14,932,678	$23,640,401
Aggressive Fund	3,719,894	5,151,267
Conservative Fund	4,690,895	8,015,602
Flexible Fund	4,354,167	8,642,163

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended March 31, 2025 (estimated) and the most recent fiscal year ended September 30, 2024 were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Ordinary Income	Long-Term Capital Gain*	Ordinary Income	Long-Term Capital Gain*
Upgrader Fund	$—	$ —	$1,344,839	$ —
Aggressive Fund	25,541	—	283,737	—
Conservative Fund	928,977	—	921,701	—
Flexible Fund	2,686,733	—	2,315,737	—

*
Designated as long-term capital gain divided, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the six-months ended March 31, 2025 and tax year ended September 30, 2024.

18

FUNDX INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
As of September 30, 2024, the Funds’ most recent fiscal year end, components of distributable earnings/
(accumulated losses) on a tax basis were as follows:

	Upgrader Fund	Aggressive Fund	Conservative Fund	Flexible Fund
Investments, at cost	$124,380,420	$22,726,065	$46,889,009	$61,175,418
Gross tax unrealized appreciation	43,078,755	6,672,677	10,195,857	2,663,787
Gross tax unrealized depreciation	—	—	—	(109)
Net tax unrealized appreciation (depreciation)	43,078,755	6,672,677	10,195,857	2,663,678
Undistributed ordinary income	—	25,541	364,551	1,694,207
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	—	25,541	364,551	1,694,207
Other accumulated loss	(18,451,174)	(3,569,970)	(5,384,347)	(11,909,981)
Total distributable earnings/(accumulated losses)	$24,627,581	$3,128,248	$5,176,061	$(7,552,096)

Differences between book-basis and tax-basis unrealized appreciation is attributable to wash sale deferrals.
NOTE 6 - CREDIT FACILITY
U.S. Bank N.A. had made available a $25 million unsecured line of credit pursuant to a Loan and Security Agreement for the Mutual Funds (“Loan Agreement”) in aggregate to be used temporarily for extraordinary or emergency purposes, including the financing of redemptions. For the six-months ended March 31, 2025, the average interest rate on the credit facility was the prime rate for each of the Funds. For the six-months ended March 31, 2025, the Funds did not utilize the credit facility.

19

	Symbol	CUSIP
FundX ETF	XCOR	360876809
FundX Aggressive ETF	XNAV	360876882
FundX Conservative ETF	XRLX	360876874
FundX Flexible ETF	XFLX	360876866

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Contact Us:
For more about our funds and strategies: 800-763-8639
www.FundXETFs.com
Advisor
One Capital Management, LLC
13075 Townsgate Road, Suite 350
Westlake Village, California 91361
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100,
Portland, ME 04101
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A. Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street Suite 2400
Philadelphia, PA 19103
Legal Counsel
Cravath & Associates, LLC
19809 Shady Brook Way
Gaithersburg, MD 20879

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundX Investment Trust

By (Signature and Title)*	/s/ Jeff Smith
Jeff Smith, Principal Executive Officer

Date	6/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeff Smith
Jeff Smith, Principal Executive Officer

Date	6/6/25

By (Signature and Title)*	/s/ Sean McKeon
Sean McKeon, Principal Financial Officer

Date	6/6/25

* Print the name and title of each signing officer under his or her signature.